PROMISSORY NOTES	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Debt Disclosure [Abstract]
PROMISSORY NOTES
5.	PROMISSORY NOTES:

	October 31, 2015 $	April 30, 2015 $

Promissory notes	5,611,049	5,543,991

Total promissory notes	5,611,049	5,543,991

On September 13, 2013 and January 27, 2014, the Company entered into additional agreements with a company controlled by a director of the Company (the “Lender”) pursuant to which $5,787,280 was advanced to the Company in tranches (the “Promissory Notes”). The Promissory Notes mature as to $1,000,000 on December 31, 2015, $2,000,000 on June 30, 2016 and the balance due on December 31, 2016. Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. On December 4, 2014, the maturity dates of the Promissory Notes were amended so that the maturity dates are the later of the original maturity dates and one year after resolution of the IIM litigation, December 2, 2015 (Note 11).

The following table outlines the estimated cash payments required in order to repay the principal balance of the Promissory Notes based on the settlement of the IIM litigation occurring on December 2, 2015:

2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	5,787,280	-	-	-	5,787,280

The Promissory Notes bear interest at the rate of 12% per annum and during the six months ended October 31, 2015, the Company recorded interest of $350,090 (2014 - $312,102). Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender. During the six months ended October 31, 2015, the Company settled $345,616 of interest payable on the Promissory Notes by the issuance of 1,980,840 common shares at the fair value of $373,142 based on their quoted market price at the date of issuance. Accordingly, the Company recorded a loss on settlement of liabilities of $27,526. The interest settled was for the period from December 1, 2014 to May 31, 2015. Subsequent to October 31, 2015, the Company settled $348,188 of interest payable on the Promissory Notes by the issuance of 1,844,982 common shares. The interest settled was for the period from June 1, 2015 to November 30, 2015.

The Company and the Lender agreed that the Lender would receive bonus shares equal to 6% of each loan tranche advanced divided by the Company’s common share market price where, for purposes of calculating the number of shares issuable for each loan tranche, the Company’s common share market share price is discounted by 25% as allowed by regulation. The amount of bonus shares issued were subject to a minimum price of CAD$0.105 and a maximum of 1,720,649 bonus shares. In addition, the Company would issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant entitles the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 1, 2016 and (b) the date the advance has been repaid in full, including interest.

During the six months ended October 31, 2015, the Company issued 13,588 bonus shares to the Lender at the fair value of $2,640, based on their quoted market price at the date the advances were received. At April 30, 2015, the $2,640 was recorded in commitment to issue shares.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Promissory Notes, based on the later of the original maturity dates and one year after the resolution of the IIM litigation using the effective interest method. The unamortized debt discount as at October 31, 2015 is $176,231 (April 30, 2015 – $243,289).

The Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.

5.	PROMISSORY NOTES:

	April 30, 2015 $	April 30, 2014 $

Promissory notes	5,543,991	4,346,769

Total promissory notes	5,543,991	4,346,769

On September 13, 2013, the Company and a company controlled by a director of the Company (the “Lender”) agreed to amend previously issued promissory notes totalling $1,800,000 bearing interest at 12% along with accrued interest thereon of $81,226 by way of issuing a new promissory note having a principal balance of $1,881,226 also bearing interest at 12%. As part of this amendment, the Company issued 1,058,322 common shares having an aggregate fair value of $121,706 based on their quoted market price and 1,058,322 share purchase warrants having a fair value of $69,664 to the Lender. The fair value of the warrants was determined using the Black-Scholes model with the following assumptions: stock price – CDN$0.115; expected life – 3.22 years; strike prices – CDN$0.14 - $CDN 0.1722 volatility – 100.7%, risk free discount rate – 1.13%. This amendment was accounted for as a debt extinguishment with a corresponding loss on debt extinguishment of $191,370 recorded in the Statement of Loss for the year ended April 30, 2014. In addition, the maturities of the promissory notes were established as to $1,000,000 on December 31, 2015, $2,000,000 on June 30, 2016 and the balance due on December 31, 2016.

On January 27, 2014, the Company entered into an additional agreement with the Lender pursuant to which up to $5,787,280 will be advanced to the Company in tranches, of which $5,787,280 had been advanced as at April 30, 2015 (the “Promissory Notes”). The Promissory Notes mature as to $1,000,000 on December 31, 2015, $2,000,000 on June 30, 2016 and the balance due on December 31, 2016. Certain conditions may result in early repayment including immediate repayment in the event a person currently not related to the Company acquires more than 40% of the outstanding common shares of the Company. On December 4, 2014, the maturity dates of the Promissory Notes were amended so that the maturity dates are the later of the original maturity dates and one year after resolution of the IIM litigation (Note 12). The Company recorded this amendment of the terms of the debt as a modification of debt having no impact on the Company’s Statement of Loss.

The following table outlines the estimated cash payments required in order to repay the principal balance of the Promissory Notes based on the estimate that the settlement of the IIM litigation will occur in August 2015:

2016 $	2017 $	2018 $	2019 $	2020 $	Total $
-	5,787,280	-	-	-	5,787,280

The Promissory Notes bear interest at the rate of 12% per annum and during the year ended April 30, 2015, the Company recorded interest of $653,319 (2014 - $360,977). Interest is payable semi-annually as calculated on May 31st and November 30th. Interest is to be paid either in cash or in common shares at the option of the Lender. During the year ended April 30, 2015, the Company settled $523,866 of interest payable on the Promissory Notes by the issuance of 2,363,262 common shares at the fair value of $466,272 based on their quoted market price at the date of issuance. Accordingly, the Company recorded an increase in additional paid-in capital on extinguishment of debt of $57,594. The interest settled was for the period from January 1, 2014 to November 30, 2014. Subsequent to April 30, 2015, the Company settled $345,616 of interest payable on the Promissory Notes by the issuance of 1,980,840 common shares. The interest settled was for the period from December 1, 2014 to May 31, 2015.

During the year ended April 30, 2014, the Company settled $201,414 of interest payable on the promissory notes by the issuance of 1,001,112 common shares at the fair value of $266,743. Accordingly, the Company recorded a loss on settlement of debt of $65,329.

The Company and the Lender agreed that the Lender would receive bonus shares equal to 6% of each loan tranche advanced divided by the Company’s common share market price where, for purposes of calculating the number of shares issuable for each loan tranche, the Company’s common share market share price is discounted by 25% as allowed by regulation. The amount of bonus shares issued were subject to a minimum price of CAD$0.105 and a maximum of 1,720,649 bonus shares. In addition, the Company would issue the Lender an equal number of share purchase warrants for each loan tranche advanced. Each bonus share purchase warrant entitles the Lender to purchase one common share of the Company at a price equal to the greater of (a) the market price of the Company’s common shares on the date of the advance and (b) the volume weighted average price of the Company’s common shares over the twenty trading days immediately prior to the date of the advance. The bonus share purchase warrants expire on the earlier of (a) December 1, 2016 and (b) the date the advance has been repaid in full, including interest.

During the year ended April 30, 2015, the Company issued 772,760 bonus shares to the Lender at the fair value of $168,000, based on their quoted market price at the date the advances were received, including 313,350 shares having a fair value of $79,223 that the Company had previously committed to issue. The Company was committed to issuing an additional 13,588 bonus shares to the Lender at the fair value of $2,640. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received. Subsequent to April 30, 2015, the Company issued 13,588 bonus shares to the Lender at the fair value of $2,640.

The fair value of 472,998 bonus share purchase warrants committed to be issued (based on advances received during the period) during the year ended April 30, 2015 of $60,161 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CAD$0.23; exercise price – CAD$0.24; expected risk-free interest rate – 1.15%; expected life – 2.2 years; expected volatility – 113% and expected dividend rate – 0%.

During the year ended April 30, 2014, the Company issued 280,940 bonus shares to the Lender at the fair value of $62,834 and the Company was committed to issuing an additional 313,350 bonus shares to the Lender at the fair value of $79,223. The fair value of the bonus shares was determined by reference to the trading price of the Company’s common shares on the date the advances were received. The Company also issued 280,940 bonus share purchase warrants and the Company was committed to issuing an additional 313,350 bonus share purchase warrants to the Lender. The aggregate of 594,290 bonus share purchase warrants had a weighted average exercise price of $0.19. The fair value of bonus share purchase warrants issued/committed to be issued during the year ended April 30, 2014 of $80,480 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price – CDN$0.16; exercise price – CDN$0.19; expected risk-free interest rate – 1.13%; expected life – 3.1 years; expected volatility – 102% and expected dividend rate – 0%.

The aggregate finance fees (bonus shares and bonus warrants) are recorded against the Promissory Notes balance and are being amortized to the Statement of Loss over the life of the Promissory Notes, based on the later of the original maturity dates and one year after the resolution of the IIM litigation using the effective interest method. The unamortized debt discount as at April 30, 2015 is $243,289 (2014 – $207,511).

The Promissory Notes are collateralized by the Company’s Helmer-Bovill Property.